Financial Commitments (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Financial Commitments (Details) [Line Items]
Development milestones	$ 2,000,000
Accrued of diligence obligations	750,000
Milestone payments	630,000
Commercial sale of a product	3,000,000
Phase II [Member]
Financial Commitments (Details) [Line Items]
Development milestones	1,000,000
Phase 3 [Member]
Financial Commitments (Details) [Line Items]
Development milestones	4,000,000
Phase II human [Member]
Financial Commitments (Details) [Line Items]
Development milestones	3,600,000
Milestone payments	300,000
Carcinoma [Member]
Financial Commitments (Details) [Line Items]
Development milestones	900,000
HCC [Member]
Financial Commitments (Details) [Line Items]
Development milestones	9,000,000
Breast Cancer [Member]
Financial Commitments (Details) [Line Items]
Development milestones	15,000,000
Phase I human [Member]
Financial Commitments (Details) [Line Items]
Development milestones	300,000
Milestone payments	300,000
Phase III human [Member]
Financial Commitments (Details) [Line Items]
Development milestones	1,500,000
Milestone payments	1,500,000
BLA [Member]
Financial Commitments (Details) [Line Items]
Development milestones	$ 2,000,000